DEPOSITS - Schedule Maturities of Time Deposits (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Banking and Thrift, Interest [Abstract]
2022	$ 212,370
2023	19,162
2024	17,192
2025	3,402
2026	1,552
Thereafter	186
Time deposits	$ 253,864